Lease Assets - Schedule of Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Rent expense - variable lease payments	$ 52.0	$ 47.5
Rent expense - short-term leases and leases of low-value assets	4.0	2.9
Income from subleases	(3.5)	(2.9)
Total	$ 52.5	$ 47.5